NOTE 16: WARRANT LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Warrants outstanding	46,257,289	14,894,898
Warrant liability	$ 2,065,921	$ 1,704,597
Change in fair value of warrant liability	(2,065,781)	(1,598,425)
Warrant liability, ending	$ 106,312	$ 106,172
Warrant One
Disclosure of financial liabilities [line items]
Issuance		Convertible Debt Conversion
Expiry date		Apr. 23, 2020
Exercise price		$ 0.30
Warrants outstanding		11,373,368
Warrant liability		$ 1,306,894
Warrant One | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.39
Warrant Two
Disclosure of financial liabilities [line items]
Issuance		Note conversion
Expiry date		Apr. 23, 2020
Exercise price		$ 0.30
Warrants outstanding		268,817
Warrant liability		$ 30,822
Warrant Two | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.39
Warrant Three
Disclosure of financial liabilities [line items]
Issuance		Shares issued
Expiry date		Jun. 11, 2019
Exercise price		$ 0.28
Warrants outstanding		2,000,000
Warrant liability		$ 287,961
Warrant Three | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.36
Warrant Four
Disclosure of financial liabilities [line items]
Issuance		Note conversion
Expiry date		Oct. 22, 2019
Exercise price		$ 0.28
Warrants outstanding		517,132
Warrant liability		$ 52,433
Warrant Four | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.36
Warrant Five
Disclosure of financial liabilities [line items]
Issuance		Shares issued
Expiry date		Oct. 22, 2019
Exercise price		$ 0.28
Warrants outstanding		312,903
Warrant liability		$ 12,310
Warrant Five | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.36
Warrant Six
Disclosure of financial liabilities [line items]
Issuance		Convertible Debt Conversion
Expiry date		Dec. 14, 2020
Exercise price		$ 0.14
Warrants outstanding		422,678
Warrant liability		$ 14,177
Warrant Six | CAD
Disclosure of financial liabilities [line items]
Exercise price		$ 0.19
Warrant Seven
Disclosure of financial liabilities [line items]
Issuance	Expiry
Expiry date	Oct. 22, 2019
Exercise price	$ 0.28
Warrants outstanding	(2,000,000)
Warrant liability	$ 0
Warrant Seven | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Eight
Disclosure of financial liabilities [line items]
Issuance	Expiry
Expiry date	Oct. 22, 2019
Exercise price	$ 0.28
Warrants outstanding	(517,132)
Warrant liability	$ 0
Warrant Eight | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Nine
Disclosure of financial liabilities [line items]
Issuance	Expiry
Expiry date	Dec. 14, 2020
Exercise price	$ 0.14
Warrants outstanding	(312,903)
Warrant liability	$ 0
Warrant Nine | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.19
Warrant Ten
Disclosure of financial liabilities [line items]
Issuance	Exercise
Expiry date	Jun. 11, 2019
Exercise price	$ 0.28
Warrants outstanding	(422,678)
Warrant liability	$ (18,847)
Warrant Ten | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.36
Warrant Eleven
Disclosure of financial liabilities [line items]
Issuance	Shares issued
Expiry date	Apr. 02, 2021
Exercise price	$ 0.12
Warrants outstanding	21,115,000
Warrant liability	$ 1,521,921
Warrant Eleven | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Twelve
Disclosure of financial liabilities [line items]
Issuance	Shares issued
Expiry date	May 03, 2021
Exercise price	$ 0.12
Warrants outstanding	5,762,500
Warrant liability	$ 429,109
Warrant Twelve | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Thirteen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Jul. 22, 2021
Exercise price	$ 0.12
Warrants outstanding	1,018,245
Warrant liability	$ 42,749
Warrant Thirteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Fourteen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Aug. 12, 2021
Exercise price	$ 0.12
Warrants outstanding	928,817
Warrant liability	$ 33,745
Warrant Fourteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Fifteen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Aug. 19, 2021
Exercise price	$ 0.12
Warrants outstanding	929,864
Warrant liability	$ 28,973
Warrant Fifteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Sixteen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Aug. 26, 2021
Exercise price	$ 0.12
Warrants outstanding	909,090
Warrant liability	$ 23,992
Warrant Sixteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Seventeen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Sep. 13, 2021
Exercise price	$ 0.12
Warrants outstanding	102,696
Warrant liability	$ 1,800
Warrant Seventeen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Eighteen
Disclosure of financial liabilities [line items]
Issuance	Convertible Debt Conversion
Expiry date	Sep. 20, 2021
Exercise price	$ 0.12
Warrants outstanding	102,812
Warrant liability	$ 2,479
Warrant Eighteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.16
Warrant Nineteen
Disclosure of financial liabilities [line items]
Issuance	Marketing services agreement
Expiry date	Sep. 22, 2022
Exercise price	$ 0.24
Warrants outstanding	3,746,080
Warrant liability	$ 0
Warrant Nineteen | CAD
Disclosure of financial liabilities [line items]
Exercise price	$ 0.31